Movements in Equity - Analysis of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other reserves, beginning balance	£ 3,205	£ 2,355	£ 2,061
Exchange adjustments	(1)	20	10
Transferred to Retained earnings in the year on disposal of equity investments	(139)	(207)	5
Net fair value movement in the year	(770)	1,117	263
Ordinary shares acquired by ESOP Trusts		(609)	(328)
Write-down of shares held by ESOP Trusts		529	344
Other reserves, ending balance	2,463	3,205	2,355
Reclassification To Income Statement Impairment Of Equity Investments Value	168
ESOP trust shares [member]
Other reserves, beginning balance	(195)	(135)	(161)
Exchange adjustments	(1)	20	10
Ordinary shares acquired by ESOP Trusts		(609)	(328)
Write-down of shares held by ESOP Trusts		529	344
Other reserves, ending balance	(28)	(195)	(135)
Reclassification To Income Statement Impairment Of Equity Investments Value	168
Fair value reserve [member]
Other reserves, beginning balance	1,302	409	140
Transferred to Retained earnings in the year on disposal of equity investments	(139)	(207)	5
Net fair value movement in the year	(780)	1,100	264
Other reserves, ending balance	383	1,302	409
Cash Flow Hedges Reserve [Member]
Other reserves, beginning balance	(31)	(48)	(47)
Net fair value movement in the year	10	17	(1)
Other reserves, ending balance	(21)	(31)	(48)
Other reserves [member]
Other reserves, beginning balance	2,129	2,129	2,129
Other reserves, ending balance	£ 2,129	£ 2,129	£ 2,129